ACQUISTITIONS AND INVESTMENTS - Quantum Generative Materials LLC (Details)		3 Months Ended	12 Months Ended
	Jul. 23, 2021 day	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2021 USD ($) shares
Related Party Transaction [Line Items]
Equity loss in affiliates		$ (266,903)	$ (2,049,070)	$ (2,131)
Quantum Generative Materials LLC
Related Party Transaction [Line Items]
Fair value of equity issued in acquisition		10,530,000	10,530,000
Equity loss in affiliates		(205,405)	(675,713)
Affiliated Entity | Quantum Generative Materials LLC
Related Party Transaction [Line Items]
Legal expense incurred			71,659
Investment in affiliates, subsidiaries and joint ventures		4,250,000	4,250,000
Quantum Generative Materials LLC | Affiliated Entity | Quantum Generative Materials LLC
Related Party Transaction [Line Items]
Cash committed as investment in affiliates, subsidiaries and joint ventures		5,000,000	5,000,000
Stock committed as investment in affiliates, subsidiaries and joint ventures		10,000,000	10,000,000
Cash and stock committed as investment in affiliates, subsidiaries and joint ventures		$ 15,000,000	$ 15,000,000
Additional investment upon realization of key development milestones						$ 35,000,000
Ownership interest in affiliate after realization of key development milestones percent						50.00%
Quantum Generative Materials LLC | Affiliated Entity | Quantum Generative Materials LLC | Restricted Stock
Related Party Transaction [Line Items]
Issuance of common stock (in shares) | shares		3,000,000	3,000,000
Quantum Generative Materials LLC | Affiliated Entity | Member Units | Quantum Generative Materials LLC
Related Party Transaction [Line Items]
Investment in affiliates, subsidiaries and joint ventures (in membership units) | shares						465,000
Ownership %			48.19%
Quantum Generative Materials LLC | Affiliated Entity | Voting Member Units | Quantum Generative Materials LLC
Related Party Transaction [Line Items]
Ownership %		37.50%
Quantum Generative Materials LLC | Affiliated Entity | Governing Body | Quantum Generative Materials LLC
Related Party Transaction [Line Items]
Ownership %			50.00%
LP Biosciences LLC
Related Party Transaction [Line Items]
Threshold consecutive trading days | day	20
Derivative asset					$ 937,000